THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%

	Shares	Value

Canada — 1.4%
Canadian Pacific Railway	5,110	$1,122,105

Denmark — 2.1%
Novo Nordisk ADR	29,445	1,772,589

France — 2.1%
LVMH Moet Hennessy Louis Vuitton ADR	23,670	1,761,285

Netherlands — 2.2%
ASML Holding, Cl G	6,825	1,785,693

Switzerland — 4.0%
Nestle ADR	16,928	1,743,415
Roche Holding ADR	37,990	1,541,254

		3,284,669

United States — 87.5%

Communication Services — 13.3%
Alphabet, Cl C *	3,245	3,773,318
Comcast, Cl A	53,816	1,850,194
Facebook, Cl A *	26,115	4,355,982
Walt Disney	10,485	1,012,851

		10,992,345

Consumer Discretionary — 6.8%
Amazon.com *	1,660	3,236,535
Booking Holdings *	300	403,596
McDonald’s	5,823	962,833
NIKE, Cl B	12,475	1,032,181

		5,635,145

Consumer Staples — 11.3%
Altria Group	31,887	1,233,070
Coca-Cola	44,252	1,958,151
Estee Lauder, Cl A	14,257	2,271,710
PepsiCo	14,245	1,710,825
Philip Morris International	29,299	2,137,655

		9,311,411

Energy — 3.9%
Chevron	16,952	1,228,342

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THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Energy — (continued)
ConocoPhillips	13,954	$429,783
Enterprise Products Partners (A)	29,580	422,994
Exxon Mobil	29,418	1,117,002

		3,198,121

Financials — 12.8%
American Express	15,315	1,311,117
Berkshire Hathaway, Cl B *	1,794	327,997
BlackRock, Cl A	4,420	1,944,667
Chubb	9,831	1,098,025
Intercontinental Exchange	12,000	969,000
JPMorgan Chase	22,969	2,067,899
Progressive Corp	13,925	1,028,222
S&P Global	7,273	1,782,249

		10,529,176

Health Care — 7.1%
Abbott Laboratories	24,230	1,911,990
AbbVie	14,013	1,067,650
Intuitive Surgical *	2,630	1,302,402
UnitedHealth Group	6,220	1,551,144

		5,833,186

Industrials — 4.4%
Union Pacific	10,088	1,422,811
United Technologies	13,551	1,278,266
Verisk Analytics, Cl A	6,900	961,722

		3,662,799

Information Technology — 24.3%
Apple	21,079	5,360,179
Automatic Data Processing	3,865	528,268
Broadridge Financial Solutions	5,000	474,150
Mastercard, Cl A	1,985	479,497
Microsoft	47,125	7,432,084
Texas Instruments	26,661	2,664,233
Visa, Cl A	19,110	3,079,003

		20,017,414

Materials — 3.6%
Air Products & Chemicals	6,664	1,330,201
Linde	4,653	804,969

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THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — (continued)

Materials — (continued)
Sherwin-Williams	1,905	$875,386

		3,010,556

		72,190,153

TOTAL COMMON STOCK (Cost $39,366,406)		81,916,494

SHORT-TERM INVESTMENTS(B) — 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Cl Premier, 0.190%	55,011	55,011
SEI Daily Income Trust, Government Fund, Cl F, 0.290%	380,371	380,371

TOTAL SHORT-TERM INVESTMENTS (Cost $435,382)		435,382

TOTAL INVESTMENTS — 99.8% (Cost $39,801,788)		$82,351,876

Percentages are based on Net Assets of $82,532,060.

*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At March 31, 2020, such securities amounted to $422,994, or 0.5% of Net Assets.
(B)	Rate shown is the 7-day effective yield as of March 31, 2020.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-1300

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